Derivative warrant liabilities (Details 1) - Derivative Warrant Liabilities [Member] - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Share price	$ 0.41	$ 0.41
Dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	1.18%	0.19%
Expected volatility	52.00%	60.00%
Remaining term (in years)	1 year 4 months 24 days	1 year 10 months 24 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	1.70%	0.67%
Expected volatility	56.00%	70.00%
Remaining term (in years)	4 years 10 months 24 days	4 years 4 months 24 days